Activities of the Company and significant events - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Millions																12 Months Ended
	Nov. 20, 2019 MXN ($) $ / shares	Aug. 29, 2019 MXN ($) $ / shares	May 17, 2019 MXN ($)	Apr. 23, 2019 $ / shares	Mar. 29, 2019 MXN ($)	Nov. 20, 2018 MXN ($) $ / shares	Oct. 10, 2018 USD ($)	Aug. 21, 2018 MXN ($) $ / shares	May 11, 2018 MXN ($)	Apr. 25, 2018 $ / shares	Nov. 16, 2017 MXN ($) $ / shares	Aug. 14, 2017 MXN ($) $ / shares	May 08, 2017 MXN ($)	Apr. 25, 2017 $ / shares	Sep. 30, 2015	Dec. 31, 2019 MXN ($) Facility Airport	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 USD ($) Facility	Dec. 31, 2016 MXN ($)	Dec. 31, 2015	Apr. 20, 2015 USD ($)	Feb. 24, 2006
Disclosure of detailed information about service concession arrangements [Line Items]
Number of facility | Facility																12			12
Description of the agreement																In June 1998, the subsidiaries of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. were granted concessions by the Ministry of Communications and Transportation (SCT) to manage, operate and develop each of the Pacific Group’s 12 airports and benefit from the use of the airport facilities, for a 50-year term beginning November 1, 1998 (The Concession or Concessions). The cost of the concessions, which totaled Ps.15,938,359, was determined by the Mexican Government in August 1999, based upon the price paid by Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V. (AMP, the strategic shareholder of the Company) for its interests in GAP.
Cost of the concessions																$ 15,938,359				$ 15,938,359
Description on concessions agreement term																On August 20, 1999, GAP entered into a Liabilities Assumption Agreement with each of its subsidiaries, whereby it assumed the liabilities incurred by each subsidiary derived from obtaining the concession. Such liabilities were capitalized by GAP as equity in favor of the Mexican Government on the same date
Concession agreement term																The term of the concession is 50 years as of November 1, 1998 and may be extended by the SCT on one or more occasions for up to 50 additional years under certain circumstances.
Description of the agreement																Beginning on November 1, 1998, the Company is required to pay an annual tax to the Mexican Government, through the SCT, for use of the public property, equivalent to 5% of each concessionaire’s annual gross revenues, according to the concession terms and the Mexican Federal Duties Law
Percentage of common stock voting																					100.00%		85.00%
Participation percentage in stock exchanges																							100.00%
Long-term debt securities					$ 30,000
Unsecured loan					$ 3,000,000														$ 191.0
Description of derivative instruments variable interest rate basis					Interest will be payable every 28 days at a variable rate of TIIE-28 plus 45 basis points
Debt securities,basis points					45.00%
Debt securities, Maturity date					Mar. 22, 2024
Dividend payment per share | $ / shares	$ 4.21	$ 4.21		$ 8.42		$ 3.81		$ 3.81		$ 7.62	$ 2.86	$ 2.86		$ 5.72
Dividend payment	$ 2,212,673	$ 2,212,673				$ 2,002,443		$ 2,002,443			$ 1,503,146	$ 1,503,146				$ 4,425,346
Capital reduction per share | $ / shares				$ 3.03						$ 2.38				$ 3.33
Capital reduction			$ 1,592,494						$ 1,250,870				$ 1,750,167			$ 1,592,494	$ 1,250,870	$ 1,750,167
NMIA [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement period							25 years									25 years
Concession agreement possible extension period							5 years
Concession agreement latest commence date							Oct. 10, 2019
Concession agreement payable during the following 12 months							$ 7.1
NMIA [Member] | IFC [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement payable during the following 12 months							2.1
NMIA [Member] | AAJ [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement payable during the following 12 months							$ 5.0
Percentage of total aeronautical and commercial revenues obliged to pay as concession right							62.01%
SCL Terminal Aereo Santiago [Member] | Spain [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Percentage of stake by the company															14.77%
Abertis [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Ownership percentage																						100.00%
Transaction cost																						$ 192.0
MBJA [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement term																MBJA holds the concession to operate, maintain and utilize the airport for a period of 30 years, beginning April 2, 2003.
Percentage of stake by the company																74.50%
Percentage of stake by non controlling owners																25.50%
Mexican concessions [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Cost of the concessions																$ 15,938,359
Number of operate and develop airports | Airport																12
Benefit from use of airport facilities term																50 years
Percentage of tax to be paid																5.00%		5.00%